OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

Adrienne M. Ruffle

Vice President &
Associate Counsel

August 25, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

     Re:     Oppenheimer Real Estate Fund

     Registration Nos. 333-74582; 811-10589

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No.13 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 20, 2009.

Sincerely,

/s/ Adrienne M. Ruffle

                        Adrienne M. Ruffle

                        Vice President & Associate Counsel

                        212.323.5231

                        aruffle@oppenheimerfunds.com

cc:     Nancy S. Vann
          Gloria LaFond